RBC SMID Cap Growth Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended	420 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%		14.82%	11.22%
Russell 2500™ Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.31%	2.98%		10.55%	10.25%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(6.78%)	3.41%		8.86%	10.22%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(8.81%)	1.11%		6.39%	8.31%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(2.54%)	2.52%		6.73%	8.34%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	(0.85%)	4.89%		9.79%	10.72%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	(0.78%)	4.95%	10.93%	9.85%